UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-5848
                                                     ----------

                           The Gabelli Value Fund Inc.
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                ------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------------

                      Date of fiscal year end: December 31
                                             --------------

                   Date of reporting period: December 31, 2003
                                             -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders is attached herewith.


                           THE GABELLI VALUE FUND INC.

                                  ANNUAL REPORT
                                DECEMBER 31, 2003


TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2003 with a description of the factors that affected the performance during the past year.

PERFORMANCE DISCUSSION

      After three years of nothing but coal in their stockings, equity investors enjoyed a bountiful Christmas in 2003. Small-cap, mid-cap and technology sector investors received the biggest gifts, with the Russell 2000, Russell Mid-Cap and Nasdaq Composite Indices gaining 47.3%, 40.1%, and 50.0% respectively during 2003, versus the Standard & Poor's ("S&P") 500 Index's 28.7% advance. We are pleased to report that the Gabelli Value Fund's (the "Fund") portfolio surpassed our long-term goal of ten percent plus inflation, rising 31.9% in 2003.

      As is often the case following major market turns, some of last year's biggest laggards were among this year's biggest winners, most notably telecom equipment makers Corning and Lucent Technologies. Our investments in auto parts manufacturers also excelled, with Dana Corp. and Navistar near the top of our leader-board. Larger Fund holdings such as Neiman Marcus and Vivendi Universal also boosted returns. Consistent with trends in the market, our small and mid-cap sector holdings outperformed large-cap portfolio companies.

      Looked at from a different point of view, our success in 2003 was due to the investments we made prior to the beginning of the year. We have low portfolio turnover.

      Some of our larger telecommunications industry investments disappointed, with Verizon and AT&T finishing 2003 in the red. Our aerospace investments negatively impacted the Fund's performance as Lockheed Martin and Northrop Grumman posted losses for the year.

                                    Sincerely yours,


                                    /s/ BRUCE N. ALPERT
                                    Bruce N. Alpert
                                    President
February 24, 2004

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GABELLI VALUE
           FUND, THE CONSUMER PRICE INDEX + 10% AND THE S&P 500 INDEX

                 Gabelli Value Fund       Consumer Price Index      S&P 500
                 (Class A shares)          +10%                     Index
9/29/89           9,450                   10,000                    10,000
12/89             9,648                   10,338                    10,210
                  9,108                   12,003                     9,893
12/91            10,502                   13,571                    12,910
                 11,836                   15,322                    13,556
12/93            16,510                   17,275                    14,925
                 16,510                   19,464                    15,119
12/95            20,220                   21,905                    20,803
                 21,979                   24,823                    25,588
12/97            32,579                   27,727                    34,122
                 40,137                   30,946                    43,915
12/99            52,949                   34,876                    53,150
                 48,793                   39,549                    48,313
12/01            51,433                   44,137                    42,569
12/02            43,229                   49,610                    33,166
12/03            57,006*                  55,514                    42,675

* INCLUDES EFFECT OF MAXIMUM SALES CHARGE OF 5.5%.

Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2003 (A)
                                                                                                              SINCE
                                          QUARTER      1 YEAR        3 YEAR      5 YEAR        10 YEAR     INCEPTION (B)
                                          -------      ------        ------      ------        -------     ------------
  Gabelli Value Fund Class A ...........  14.54%       31.87%        5.32%       7.27%          13.20%     13.43%
                                           8.21%(c)    24.64%(c)     3.35%(c)    6.06%(c)       12.56%(c)  12.98%(c)

  S&P 500 Index ........................  12.17%       28.67%       (4.05)%     (0.57)%         11.06%     10.89%
  Dow Jones Industrial Average .........  13.33%       28.27%        1.01%       4.57%          13.09%     12.68%
  Nasdaq Composite Index ...............  12.11%       50.01%       (9.36)%     (5.11)%          9.21%     10.66%

  Class B ..............................  14.34%       30.90%        4.48%       6.64%          12.86%     13.19%
                                           9.99%(d)    26.56%(d)     4.30%(d)    6.56%(d)       12.86%(d)  13.19%(d)
  Class C ..............................  14.32%       30.95%        4.52%       6.71%          12.90%     13.22%
                                          13.45%(d)    30.09%(d)     4.52%(d)    6.71%(d)       12.90%(d)  13.22%(d)


 (a) Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Dow Jones Industrial Average is an unmanaged index of 30 large industrial stocks. The S&P 500 Index and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested (except for the Nasdaq Composite Index). Performance for periods less than one year is not annualized. The Class A Shares' net asset values are used to calculate performance for the periods prior to the issuance of Class B Shares and Class C Shares on March 15, 2000. The actual performance for the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares.
 (b) From  commencement  of investment  operations  on September  29, 1989.
 (c) Includes the effect of the maximum 5.5% sales charge at the beginning of the period.
 (d) Includes the effect of the applicable contingent deferred sales charge at the end of the period shown for Class B and Class C Shares, respectively.
--------------------------------------------------------------------------------

THE GABELLI VALUE FUND INC.
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                                                      MARKET
     SHARES                                          COST             VALUE
     ------                                          ----             ------
              COMMON STOCKS -- 97.0%
              AEROSPACE -- 1.0%
      80,000  Lockheed Martin Corp. ...........  $  1,696,500    $    4,112,000
      95,000  Northrop Grumman Corp. ..........     8,933,260         9,082,000
                                                 ------------    --------------
                                                   10,629,760        13,194,000
              AGRICULTURE -- 1.4%
     110,000  AGCO Corp.+ .....................     1,952,774         2,215,400
   1,000,000  Archer-Daniels-Midland Co. ......    12,048,392        15,220,000
                                                 ------------    --------------
                                                   14,001,166        17,435,400
                                                 ------------    --------------
              AUTOMOTIVE -- 0.1%
      38,000  China Yuchai International Ltd. .       300,576         1,162,800
       5,000  General Motors Corp. ............       212,750           267,000
                                                 ------------    --------------
                                                      513,326         1,429,800
                                                 ------------    --------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.2%
   1,110,000  Dana Corp. ......................    19,382,222        20,368,500
     750,000  GenCorp Inc. ....................     7,790,788         8,077,500
     190,000  Genuine Parts Co. ...............     4,329,694         6,308,000
     225,000  Modine Manufacturing Co. ........     6,699,235         6,070,500
                                                 ------------    --------------
                                                   38,201,939        40,824,500
                                                 ------------    --------------
              AVIATION: PARTS AND SERVICES -- 0.7%
      23,000  Barnes Group Inc. ...............       417,335           743,130
      22,000  Curtiss-Wright Corp., Cl. B .....       555,441           987,800
     300,000  Fairchild Corp., Cl. A+ .........     2,769,910         1,512,000
      72,000  Sequa Corp., Cl. A+ .............     2,608,934         3,528,000
      32,000  Sequa Corp., Cl. B+ .............     1,613,493         1,596,800
                                                 ------------    --------------
                                                    7,965,113         8,367,730
                                                 ------------    --------------
              BROADCASTING -- 3.4%
     185,800  Gray Television Inc. ............     2,600,078         2,809,296
     155,000  Grupo Televisa SA, ADR ..........     5,171,981         6,178,300
     706,000  Liberty Corp. ...................    30,581,202        31,904,140
     325,000  Paxson Communications
                Corp.+ ........................     2,943,572         1,251,250
      60,000  Young Broadcasting Inc.,
                Cl. A+ ........................     1,009,589         1,202,400
                                                 ------------    --------------
                                                   42,306,422        43,345,386
                                                 ------------    --------------
              BUSINESS SERVICES -- 1.2%
     630,000  Cendant Corp.+ ..................     5,900,670        14,030,100
      15,000  ChoicePoint Inc.+ ...............       495,963           571,350
      20,000  Nashua Corp.+ ...................       150,409           170,000
      12,000  National Processing Inc.+ .......       129,035           282,600
                                                 ------------    --------------
                                                    6,676,077        15,054,050
                                                 ------------    --------------
              CABLE -- 6.3%
     150,000  Adelphia Communications
                Corp., Cl. A+ .................       212,725            90,000
   2,725,000  Cablevision Systems Corp.,
                Cl. A+ ........................    33,173,902        63,737,750

                                                                      MARKET
     SHARES                                          COST             VALUE
     ------                                          ----             ------
      80,000  Charter Communications Inc.,
                Cl.  A+ .......................  $    355,504    $      321,600
     500,000  Comcast  Corp.,  Cl. A+ .........    14,221,572        16,435,000
                                                 ------------    --------------
                                                   47,963,703        80,584,350
                                                 ------------    --------------
              COMMUNICATIONS EQUIPMENT -- 1.7%
     570,000  Corning Inc.+ ...................     4,005,220         5,945,100
     850,000  Lucent Technologies Inc.+ .......     3,993,409         2,414,000
     730,000  Motorola Inc. ...................     9,216,496        10,271,100
     590,000  Nortel Networks Corp.+ ..........     3,134,964         2,495,700
      40,000  Scientific-Atlanta Inc. .........       370,950         1,092,000
                                                 ------------    --------------
                                                   20,721,039        22,217,900
                                                 ------------    --------------
              COMPUTER SOFTWARE AND SERVICES -- 0.1%
      80,000  EMC Corp.+ ......................     1,279,292         1,033,600
                                                 ------------    --------------
              CONSUMER PRODUCTS -- 2.5%
     370,000  Energizer Holdings Inc.+ ........     7,784,003        13,897,200
      95,000  Gallaher Group plc, ADR .........     2,235,624         4,041,300
     190,000  Gillette Co. ....................     5,492,514         6,978,700
         500  Givaudan SA .....................       135,440           259,551
     200,000  Hartmarx Corp.+ .................     1,114,026           834,000
      38,000  National Presto Industries Inc. .     1,227,695         1,373,700
     240,000  Wolverine World Wide Inc. .......     3,018,417         4,891,200
                                                 ------------    --------------
                                                   21,007,719        32,275,651
                                                 ------------    --------------
              CONSUMER SERVICES -- 1.0%
     566,100  Rollins Inc. ....................     6,476,107        12,765,555
                                                 ------------    --------------
              DIVERSIFIED INDUSTRIAL -- 3.3%
      50,000  Ampco-Pittsburgh Corp. ..........       250,017           683,500
     180,000  Cooper Industries Ltd., Cl. A ...     7,912,187        10,427,400
     220,000  Crane Co. .......................     5,647,453         6,762,800
      50,000  Harbor Global Co. Ltd.+ .........       133,471           455,000
     555,000  Honeywell International Inc. ....    18,354,427        18,553,650
      30,000  ITT Industries Inc. .............     1,264,376         2,226,300
     244,000  Katy Industries Inc.+ ...........     2,125,720         1,393,240
     100,100  Lamson & Sessions Co.+ ..........       661,387           577,577
     100,200  Walter Industries Inc. ..........     1,113,790         1,337,670
      88,000  WHX Corp.+ ......................       670,732           234,960
                                                 ------------    --------------
                                                   38,133,560        42,652,097
                                                 ------------    --------------
              ELECTRONICS -- 2.1%
     500,000  Agere Systems Inc., Cl. B+ ......     1,648,777         1,450,000
      50,000  Cypress Semiconductor
                Corp.+ ........................       405,384         1,068,000
     225,000  Texas Instruments Inc. ..........     5,908,377         6,610,500
     160,000  Thermo Electron Corp.+ ..........     3,083,301         4,032,000
     600,000  Thomas & Betts Corp. ............    11,898,325        13,734,000
      20,000  Tyco International Ltd. .........       236,970           530,000
                                                 ------------    --------------
                                                   23,181,134        27,424,500
                                                 ------------    --------------


                 See accompanying notes to financial statements.

THE GABELLI VALUE FUND INC.
PORTFOLIO OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                                                      MARKET
     SHARES                                          COST             VALUE
     ------                                          ----             ------
              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES -- 2.5%
     120,000  ConocoPhillips ..................  $  6,693,813    $    7,868,400
     400,000  Duke Energy Corp. ...............     7,340,000         8,180,000
      85,000  Kerr-McGee Corp. ................     4,237,348         3,951,650
     300,000  Mirant Corp.+ ...................       833,424           117,000
     110,000  NiSource Inc.+ ..................       220,000           281,600
     400,000  Northeast Utilities .............     7,495,890         8,068,000
     160,000  Southwest Gas Corp. .............     3,115,981         3,592,000
                                                 ------------    --------------
                                                   29,936,456        32,058,650
                                                 ------------    --------------
              ENTERTAINMENT -- 18.3%
      40,000  Dover Motorsports Inc. ..........       202,064           140,000
     214,000  GC Companies Inc.+ ..............       233,260            74,900
     700,000  Gemstar-TV Guide
                International Inc.+ ...........     4,407,807         3,535,000
     175,000  InterActiveCorp.+ ...............     1,306,905         5,937,750
   4,050,000  Liberty Media Corp., Cl. A+ .....    38,424,241        48,154,500
     660,000  Metro-Goldwyn-Mayer Inc.+ .......     8,073,706        11,279,400
     210,000  The Walt Disney Co. .............     4,277,829         4,899,300
   1,300,000  Time Warner Inc.+ ...............    19,235,796        23,387,000
   2,680,000  Viacom Inc., Cl. A (a)               61,156,126       118,643,600
     800,000  Vivendi Universal SA, ADR+ ......    14,729,992        19,424,000
      68,000  World Wrestling
                Entertainment Inc. ............       773,305           890,800
                                                 ------------    --------------
                                                  152,821,031       236,366,250
                                                 ------------    --------------
              ENVIRONMENTAL SERVICES -- 1.6%
     150,000  Allied Waste Industries Inc.+ ...     1,306,239         2,082,000
     240,000  Republic Services Inc. ..........     4,203,761         6,151,200
     400,000  Waste Management Inc. ...........     8,240,051        11,840,000
                                                 ------------    --------------
                                                   13,750,051        20,073,200
                                                 ------------    --------------
              EQUIPMENT AND SUPPLIES -- 4.8%
     215,000  CIRCOR International Inc. .......     2,364,520         5,181,500
      75,000  Deere & Co. .....................     2,630,653         4,878,750
     334,700  Flowserve Corp.+ ................     5,286,099         6,988,536
     115,000  Gerber Scientific Inc.+ .........       803,696           915,400
     255,000  GrafTech International Ltd.+ ....     3,286,844         3,442,500
     560,000  Navistar International Corp.+ ...    14,831,095        26,818,400
      21,500  SL Industries Inc.+ .............       155,870           172,430
     174,000  Sybron Dental
                Specialties Inc.+ .............     3,147,682         4,889,400
     400,000  Watts Water Technologies
                Inc., Cl. A ...................     5,033,389         8,880,000
                                                 ------------    --------------
                                                   37,539,848        62,166,916
                                                 ------------    --------------
              FINANCIAL SERVICES -- 2.3%
     500,000  American Express Co. ............    17,953,972        24,115,000
      35,000  Deutsche Bank AG, ADR ...........     2,126,212         2,877,350
     200,000  Phoenix Companies Inc. ..........     2,672,978         2,408,000
                                                 ------------    --------------
                                                   22,753,162        29,400,350
                                                 ------------    --------------

                                                                      MARKET
     SHARES                                          COST             VALUE
     ------                                          ----             ------
              FOOD AND BEVERAGE -- 5.8%
     250,000  Corn Products
                International Inc. ............  $  6,416,952    $    8,612,500
     230,000  Del Monte Foods Co.+ ............     1,768,196         2,392,000
     222,000  Diageo plc, ADR .................     8,515,247        11,734,920
     570,000  Flowers Foods Inc. ..............     5,401,688        14,706,000
      90,000  Fomento Economico
                Mexicano SA de CV, ADR ........     3,214,381         3,319,200
     250,000  Heinz (H.J.) Co. ................     8,864,372         9,107,500
       5,000  Hershey Foods Corp. .............       315,272           384,950
     130,000  Kerry Group plc, Cl. A ..........     1,478,133         2,410,053
   1,300,000  PepsiAmericas Inc. ..............    18,049,233        22,256,000
                                                 ------------    --------------
                                                   54,023,474        74,923,123
                                                 ------------    --------------
              HEALTH CARE -- 0.4%
      35,000  Apogent Technologies Inc.+ ......       700,154           806,400
     135,000  IVAX Corp.+ .....................     1,569,922         3,223,800
      62,000  Sola International Inc.+ ........       699,259         1,165,600
                                                 ------------    --------------
                                                    2,969,335         5,195,800
                                                 ------------    --------------
              HOTELS AND GAMING -- 3.7%
     510,000  Aztar Corp.+ ....................     4,177,742        11,475,000
      84,000  Dover Downs Gaming &
                Entertainment Inc. ............       923,046           794,640
     220,000  Gaylord Entertainment Co.+ ......     6,223,046         6,567,000
   4,000,000  Hilton Group plc ................    14,966,082        16,093,512
     740,000  Hilton Hotels Corp. .............     5,910,998        12,676,200
                                                 ------------    --------------
                                                   32,200,914        47,606,352
                                                 ------------    --------------
              METALS AND MINING -- 2.7%
     325,000  Barrick Gold Corp. ..............     3,062,665         7,380,750
     124,000  Kinross Gold Corp.+ .............     1,145,502           990,760
     475,000  Newmont Mining Corp. ............     9,096,081        23,089,750
     215,000  Placer Dome Inc. ................     2,020,400         3,850,650
                                                 ------------    --------------
                                                   15,324,648        35,311,910
                                                 ------------    --------------
              PAPER AND FOREST PRODUCTS -- 0.5%
      23,041  Boise Cascade Corp. .............       690,079           757,127
     245,000  Pactiv Corp.+ ...................     2,410,660         5,855,500
                                                 ------------    --------------
                                                    3,100,739         6,612,627
                                                 ------------    --------------
              PUBLISHING -- 10.7%
     200,000  Belo Corp., Cl. A ...............     3,460,783         5,668,000
   1,364,000  Media General Inc., Cl. A .......    26,816,240        88,796,400
      90,000  Meredith Corp. ..................     1,800,032         4,392,900
     470,000  PRIMEDIA Inc.+ ..................     1,533,126         1,330,100
     460,000  Reader's Digest
                Association Inc. ..............     7,868,411         6,743,600
     159,000  Scripps (E.W.) Co., Cl. A .......    10,505,258        14,968,260
     320,000  Tribune Co. .....................    13,200,329        16,512,000
                                                 ------------    --------------
                                                   65,184,179       138,411,260
                                                 ------------    --------------

                 See accompanying notes to financial statements.

THE GABELLI VALUE FUND INC.
PORTFOLIO OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                                                      MARKET
     SHARES                                          COST             VALUE
     ------                                          ----             ------
              COMMON STOCKS (CONTINUED)
              REAL ESTATE -- 0.3%
      60,000  Catellus Development Corp. ......  $    924,399    $    1,447,200
     130,000  Griffin Land & Nurseries Inc.+ ..     1,463,689         1,847,430
                                                 ------------    --------------
                                                    2,388,088         3,294,630
                                                 ------------    --------------
              RETAIL -- 2.3%
      45,000  Albertson's Inc. ................     1,206,635         1,019,250
     770,000  AutoNation Inc.+ ................     6,047,761        14,144,900
       1,000  Blockbuster Inc., Cl. A .........        12,700            17,950
      20,000  Burlington Coat Factory
                Warehouse Corp. ...............       299,506           423,200
     130,000  Ingles Markets Inc., Cl. A ......     1,562,909         1,335,100
     255,000  Neiman Marcus Group Inc.,
                Cl. B+ ........................     6,720,675        12,750,000
                                                 ------------    --------------
                                                   15,850,186        29,690,400
                                                 ------------    --------------
              SATELLITE -- 0.3%
     271,661  Hughes Electronics Corp.+ .......     5,310,419         4,495,995
                                                 ------------    --------------
              SPECIALTY CHEMICALS -- 1.2%
     190,000  Ferro Corp. .....................     4,037,051         5,169,900
     840,000  Hercules Inc.+ ..................    12,885,449        10,248,000
                                                 ------------    --------------
                                                   16,922,500        15,417,900
                                                 ------------    --------------
              TELECOMMUNICATIONS  -- 5.4%
     500,000  AT&T Corp. ......................    15,486,317        10,150,000
     105,000  CenturyTel Inc. .................     3,242,733         3,425,100
   1,000,000  Cincinnati Bell Inc.+ ...........     6,474,522         5,050,000
     350,000  Citizens Communications Co.+ ....     4,091,594         4,347,000
     190,000  Commonwealth Telephone
                Enterprises Inc.+ .............     4,043,377         7,172,500
   2,000,000  Qwest Communications
                International Inc.+ ...........     6,075,670         8,640,000
     200,000  Rogers Communications Inc.,
                Cl. B, ADR ....................     3,324,238         3,300,000
   1,260,000  Sprint Corp. - FON Group ........    20,765,965        20,689,200
     185,000  Verizon Communications Inc. .....     7,141,238         6,489,800
                                                 ------------    --------------
                                                   70,645,654        69,263,600
                                                 ------------    --------------
              TRANSPORTATION-- 0.0%
      94,000  Grupo TMM SA de CV,
                Cl. A, ADR+ ...................       843,086           398,560
                                                 ------------    --------------
              WIRELESS COMMUNICATIONS -- 6.2%
   1,750,000  AT&T Wireless Services Inc.+ ....    17,206,868        13,982,500
     500,000  Nextel Communications Inc.,
                Cl. A+ ........................     7,528,510        14,030,000
     275,000  Rogers Wireless
                Communications Inc., Cl. B+ ...     3,976,507         5,885,000

                                                                      MARKET
     SHARES                                          COST             VALUE
     ------                                          ----             ------
     840,000  Sprint Corp. - PCS Group+ .......  $  7,194,024    $    4,720,800
   1,200,000  Telecom Italia Mobile SpA+ ......     8,333,209         6,523,713
     565,000  Telephone & Data
                Systems Inc. ..................    24,562,296        35,340,750
                                                 ------------    --------------
                                                   68,801,414        80,482,763
                                                 ------------    --------------
              TOTAL COMMON STOCKS .............   889,421,541     1,249,774,805
                                                 ------------    --------------
              PREFERRED STOCKS -- 1.1%
              PUBLISHING -- 1.1%
     470,385  News Corp. Ltd., Pfd., ADR ......    14,086,211        14,229,132
                                                 ------------    --------------
   PRINCIPAL
    AMOUNT
    ------
              REPURCHASE AGREEMENTS -- 1.8%
$23,758,000   State Street Bank and Trust Co.,
                0.810%, dated 12/31/03,
                due 01/02/04, proceeds at
                maturity, $23,759,069 (b) .....    23,758,000        23,758,000
                                                 ------------    --------------
              TOTAL INVESTMENTS --
                99.9% .........................  $927,265,752     1,287,761,937
                                                 ============
              OTHER ASSETS AND LIABILITIES (NET) -- 0.1%                938,643
                                                                 --------------
              NET ASSETS -- 100.0% ..........................    $1,288,700,580
                                                                 ==============
----------------
              For Federal tax purposes:
              Aggregate cost ................................    $  934,983,138
                                                                 ==============
              Gross unrealized appreciation .................    $  391,746,983
              Gross unrealized depreciation .................       (38,968,184)
                                                                 --------------
              Net unrealized appreciation/(depreciation) ....    $  352,778,799
                                                                 ==============

----------------
 (a) At December 31, 2003, 2,549,200 shares were pledged as collateral for securities sold short.
 (b) Collateralized by U.S. Treasury Note, 1.75%, due 12/31/04, market value $24,234,310.
 +     Non-income producing security.
 ADR - American Depository Receipt.

              SECURITIES SOLD SHORT
     SHARES   COMMON STOCKS           PROCEEDS            MARKET VALUE
     ------   ------------            -----------         ------------
    230,000   Viacom Inc., Cl. B      $(8,826,265)        $(10,207,400)
                                      ===========         ============


                 See accompanying notes to financial statements.

                           THE GABELLI VALUE FUND INC.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value
    (cost $927,265,752) ................  $1,287,761,937
  Receivable for investments sold ......      18,802,750
  Deposit on account with broker .......       1,632,506
  Dividends and interest receivable ....         932,551
  Receivable for Fund shares sold ......         793,642
  Cash .................................             718
  Other assets .........................          51,957
                                          --------------
  TOTAL ASSETS .........................   1,309,976,061
                                          --------------
LIABILITIES:
  Securities sold short
    (proceeds $8,826,265) ..............      10,207,400
  Dividends payable ....................          35,100
  Payable for Fund shares redeemed .....       1,468,661
  Payable for investments purchased ....       7,539,623
  Payable for investment advisory fees .       1,065,091
  Payable for distribution fees ........         289,290
  Other accrued expenses ...............         670,316
                                          --------------
  TOTAL LIABILITIES ....................      21,275,481
                                          --------------
Net Assets applicable to 71,766,479
    shares outstanding .................  $1,288,700,580
                                          ==============
NET ASSETS CONSIST OF:
  Capital stock, at par value .........   $       71,766
  Additional paid-in capital ..........      937,230,950
  Accumulated net realized loss on
    investments, foreign currency and
    short sale transactions ...........       (7,717,386)
  Net unrealized appreciation on
    foreign currency transactions .....              200
  Net unrealized depreciation on
    securities sold short .............       (1,381,135)
  Net unrealized appreciation on
    investments .......................      360,496,185
                                          --------------
  NET ASSETS ..........................   $1,288,700,580
                                          ==============
SHARES OF CAPITAL STOCK:
  CLASS A:
  Net asset value and redemption price
    per share ($1,255,668,226 /
    69,876,523 shares outstanding;
    150,000,000 shares authorized
    of $0.001 par value) ..............           $17.97
                                                  ======
  Maximum sales charge ................             5.50%
                                                  ======
  Maximum offering price per share
    (NAV / 0.945, based on maximum
    sales charge of 5.50% of the
    offering price at December
    31, 2003) ........................            $19.02
                                                  ======
  CLASS B:
  Net Asset Value and offering price
    per share ($18,059,192 /
    1,033,663 shares outstanding;
    100,000,000 shares authorized
    of $0.001 par value) .............            $17.47(a)
                                                  ======
  CLASS C:
  Net Asset Value and offering price
    per share ($14,973,162 /
    856,293 shares outstanding;
    50,000,000 shares authorized
    of $0.001 par value) .............            $17.49(a)
                                                  ======

------------------------
(a) Redemption price varies based on length of time held.


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes
    of $135,348) ........................   $ 11,814,167
  Interest ..............................        527,874
                                            ------------
  TOTAL INVESTMENT INCOME ...............     12,342,041
                                            ------------
EXPENSES:
  Investment advisory fees ..............     11,143,764
  Distribution fees .....................      2,976,207
  Shareholder services fees .............      1,161,609
  Shareholder communications expenses ...        290,388
  Custodian fees ........................        151,646
  Legal and audit fees ..................        146,135
  Dividends on securities sold short ....        101,100
  Registration fees .....................         82,474
  Directors' fees .......................         71,011
  Miscellaneous expenses ................        287,626
                                            ------------
  TOTAL EXPENSES ........................     16,411,960
                                            ------------
  NET INVESTMENT LOSS ...................     (4,069,919)
                                            ------------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS, FOREIGN CURRENCY
  TRANSACTIONS AND SECURITIES
  SOLD SHORT TRANSACTIONS:
  Net realized gain on investments,
    foreign currency and short
    sale transactions ...................     21,249,781
  Net change in unrealized
    appreciation/(depreciation)
    on investments, foreign
    currency and short sale
    transactions ........................    299,457,722
                                            ------------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS, FOREIGN CURRENCY AND
    SHORT SALE TRANSACTIONS .............    320,707,503
                                            ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .....................   $316,637,584
                                            ============


                 See accompanying notes to financial statements.

                           THE GABELLI VALUE FUND INC.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      YEAR ENDED         YEAR ENDED
                                                                                   DECEMBER 31, 2003  DECEMBER 31, 2002
                                                                                   -----------------  -----------------
OPERATIONS:
  Net investment income/(loss) ..................................................   $   (4,069,919)   $   (3,371,336)
  Net realized gain/(loss) on investments, foreign currency,
    call options and futures transactions .......................................       21,249,781        (4,681,764)
  Net change in unrealized appreciation/(depreciation)
    of investments, foreign currency,
    call options and futures transactions .......................................      299,457,722      (206,526,289)
                                                                                    --------------    --------------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............      316,637,584      (214,579,389)
                                                                                    --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net realized gain on investments
    Class A .....................................................................      (16,651,715)               --
    Class B .....................................................................         (245,625)               --
    Class C .....................................................................         (204,547)               --
                                                                                    --------------    --------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...........................................      (17,101,887)               --
                                                                                    --------------    --------------
CAPITAL SHARE TRANSACTIONS
    Class A .....................................................................      (61,554,611)      (32,042,446)
    Class B .....................................................................        3,751,819         6,732,522
    Class C .....................................................................        3,944,812         5,261,830
                                                                                    --------------    --------------
  Net increase/(decrease) in net assets from capital share transactions .........      (53,857,980)      (20,048,094)
                                                                                    --------------    --------------
  NET INCREASE/(DECREASE) IN NET ASSETS .........................................      245,677,717      (234,627,483)
                                                                                    --------------    --------------
NET ASSETS:
  Beginning of period ...........................................................    1,043,022,863     1,277,650,346
                                                                                    --------------    --------------
  End of period .................................................................   $1,288,700,580    $1,043,022,863
                                                                                    ==============    ==============


                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION. The Gabelli Value Fund Inc. (the "Fund") was organized on July 20, 1989 as a Maryland corporation. The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long term capital appreciation. The Fund commenced investment operations on September 29, 1989.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange, quoted by the National Association of Securities Dealers Automated Quotations, Inc. ("Nasdaq") or traded in the U.S.
over-the-counter market for which market quotations are readily available are valued at the last quoted sale price on that exchange or market as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors so determines, by such other method as the Board of Directors shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
closing values of such securities on their respective exchanges. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines such does not reflect the securities fair value, in which case these securities will be valued at their fair value as determined by the Board of Directors. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Directors. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

OPTIONS. The Fund may purchase or write call or put options on securities or indices. As a writer of call options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument decreases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid. At December 31, 2003, there were no open call options.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES SOLD SHORT. The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  transactions.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

For the year ended December 31, 2003, reclassifications were made to decrease accumulated net investment loss for $4,069,919 and increase accumulated net realized loss on investments for $3,484,538, with an offsetting adjustment to additional paid-in capital.

The tax character of distributions paid during the fiscal year ended December 31, 2003 and December 31, 2002 were as follows:

                                                   YEAR ENDED                 YEAR ENDED
                                               DECEMBER 31, 2003          DECEMBER 31, 2002
                                                ----------------          -----------------
    DISTRIBUTIONS PAID FROM:
    Net long term capital gains ...............  $17,101,887                          --
                                                 -----------                    --------
    Total Distributions paid ..................  $17,101,887                          --
                                                 ===========                    =========

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties.

As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

    Net unrealized appreciation ...........................    $351,397,664
                                                               ------------
    Total accumulated gain ................................    $351,397,664
                                                               ============

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all officers and Directors of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. The Fund's Board of Directors has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the year ended December 31, 2003, the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $2,730,056 for Class A Shares, or 0.25% of average daily net assets, the annual limitation under the Plan. Class B and Class C Shares incurred distribution and service costs of $139,231 and $106,920, respectively, or 1.00% of average daily net assets, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and sales of securities for the year ended December 31, 2003, other than short-term securities, aggregated $87,711,970 and $167,251,789, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 2003, the Fund paid brokerage commissions of $451,933 to Gabelli & Company, Inc. and its affiliates. During the year ended December 31, 2003, Gabelli & Company, Inc. informed the Fund that it received $189,496 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Investment Advisory Agreement between the Fund and the Adviser. During fiscal 2003, the Fund reimbursed the Adviser $34,800 in connection with the cost of computing the Fund's net asset value.

-

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
7. CAPITAL STOCK TRANSACTIONS. The Fund offers three classes of shares -- Class A Shares, Class B Shares, and Class C Shares. Class A Shares are subject to a maximum front-end sales charge of 5.50%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for two years after purchase.

Transactions in shares of capital stock were as follows:
                                                               YEAR ENDED                       YEAR ENDED
                                                            DECEMBER 31, 2003                DECEMBER 31, 2002
                                                      ---------------------------      ----------------------------
                                                        SHARES          AMOUNT           SHARES           AMOUNT
                                                      -----------   -------------      -----------    -------------
                                                                 CLASS A                          CLASS A
                                                      ---------------------------      ----------------------------
Shares sold ........................................    9,723,938   $ 147,718,210       14,293,074    $ 214,124,829
Shares issued upon reinvestment of distributions ...      847,940      15,220,497               --               --
Shares redeemed ....................................  (14,881,121)   (224,493,318)     (17,291,816)    (246,167,275)
                                                      -----------   -------------      -----------    -------------
    Net increase/(decrease) ........................   (4,309,243)  $ (61,554,611)      (2,998,742)   $ (32,042,446)
                                                      ===========   =============      ===========    =============
                                                                CLASS B                           CLASS B
                                                      -----------   -------------      -----------    -------------
Shares sold ........................................      479,608   $   6,891,727          564,409    $   8,469,392
Shares issued upon reinvestment of distributions ...       11,799         205,899               --               --
Shares redeemed ....................................     (233,047)     (3,345,807)        (128,374)      (1,736,870)
                                                      -----------   -------------      -----------    -------------
    Net increase/(decrease) ........................      258,360   $   3,751,819          436,035    $   6,732,522
                                                      ===========   =============      ===========    =============
                                                                CLASS C                           CLASS C
                                                      -----------   -------------      -----------    -------------
Shares sold ........................................      421,522   $   6,325,244          420,687    $   6,400,274
Shares issued upon reinvestment of distributions ...        8,867         154,902               --               --
Shares redeemed ....................................     (170,497)     (2,535,334)         (81,023)      (1,138,444)
                                                      -----------   -------------      -----------    -------------
    Net increase/(decrease) ........................      259,892   $   3,944,812          339,664    $   5,261,830
                                                      ===========   =============      ===========    =============

8. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS. The 1940 Act defines affiliated issuers as those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the year ended December 31, 2003, is set forth below:

                                                                                                                  PERCENT
                                             NET                                                                   OWNED
                              BEGINNING    SHARES      ENDING       REALIZED      DIVIDEND       VALUE AT        OF SHARES
                               SHARES       SOLD       SHARES         GAIN         INCOME    DECEMBER 31, 2003  OUTSTANDING
                             ----------    ------      ------       --------      --------   -----------------  -----------
Media General Inc., CI. A     1,462,000    98,000     1,364,000    $4,463,146    $1,091,740    $88,796,400         5.94%
                                                                   ==========    ==========    ===========         ====


9. OTHER MATTERS. On October 7, 2003, the Fund's Adviser received a subpoena from the Attorney General of the State of New York requesting information on mutual fund shares trading practices. The Adviser is fully cooperating in responding to the request. The Fund does not believe that this matter will have a material adverse effect on the Fund's financial position or results of the operations.

THE GABELLI VALUE FUND INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                         INCOME
                               FROM INVESTMENT OPERATIONS                                    DISTRIBUTIONS
                --------------------------------------------------------    ------------------------------------------
                                                  Net
                Net Asset                    Realized and        Total                     Net                            Net Asset
  Period          Value,           Net        Unrealized         from          Net       Realized                           Value,
   Ended        Beginning      Investment   Gain (Loss) on    Investment    Investment    Gain on            Total          End of
December 31     of Period     Income (Loss)   Investments     Operations      Income    Investments      Distributions      Period
-----------     ---------     ------------- ---------------   ----------    ----------  -----------      -------------      ------
CLASS A
   2003(a)        $13.81          $(0.05)       $ 4.45          $ 4.40           --       $(0.24)           $(0.24)         $17.97
   2002(a)         16.43           (0.04)        (2.58)          (2.62)          --           --                --           13.81
   2001(a)         16.13           (0.05)         0.93            0.88           --        (0.58)            (0.58)          16.43
   2000(a)         19.45           (0.03)        (1.54)          (1.57)          --        (1.75)            (1.75)          16.13
   1999            16.08           (0.06)         5.15            5.09           --        (1.72)            (1.72)          19.45
CLASS B
   2003(a)        $13.53          $(0.17)       $ 4.35          $ 4.18           --       $(0.24)           $(0.24)         $17.47
   2002(a)         16.23           (0.14)        (2.56)          (2.70)          --           --                --           13.53
   2001(a)         16.07           (0.18)         0.92            0.74           --        (0.58)            (0.58)          16.23
   2000(a)(b)      18.20           (0.14)        (0.24)          (0.38)          --        (1.75)            (1.75)          16.07
CLASS C
   2003(a)        $13.54          $(0.17)       $ 4.36          $ 4.19           --       $(0.24)           $(0.24)         $17.49
   2002(a)         16.24           (0.14)        (2.56)          (2.70)          --           --                --           13.54
   2001(a)         16.07           (0.18)         0.93            0.75           --        (0.58)            (0.58)          16.24
   2000(a)(b)      18.20           (0.14)        (0.24)          (0.38)          --        (1.75)            (1.75)          16.07


                                 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                          -------------------------------------------------------------
                                             Net               Net
                          Net Assets     Investment        Operating
  Period                    End of    Income (Loss) to     Expenses to       Portfolio
   Ended         Total      Period       Average Net       Average Net       Turnover
December 31     Return+   (in 000's)       Assets           Assets (c)          Rate
-----------     -------   ----------  -----------------    -----------       ----------
CLASS A
   2003(a)       31.9%    $1,255,668      (0.35)%             1.44%(d)            8%
   2002(a)      (16.0)     1,024,452      (0.28)              1.40               16
   2001(a)        5.4      1,267,975      (0.30)              1.40               29
   2000(a)       (7.9)     1,158,085      (0.14)              1.37               66
   1999          31.9      1,205,320      (0.40)              1.38               59
CLASS B
   2003(a)       30.9%    $   18,059      (1.10)%             2.19%(d)            8%
   2002(a)      (16.6)        10,493      (1.01)              2.16               16
   2001(a)        4.6          5,505      (1.10)              2.19               29
   2000(a)(b)    (1.9)           681      (0.89)(f)           2.12(e)            66
CLASS C
   2003(a)       30.9%    $   14,973      (1.10)%             2.19%(d)            8%
   2002(a)      (16.6)         8,078      (1.01)              2.16               16
   2001(a)        4.6          4,170      (1.08)              2.19               29
   2000(a)(b)    (1.9)           566      0.89)(f)            2.12(e)            66


--------------------------------
 + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) Per share amounts have been calculated using the average daily shares outstanding method.
(b) From the commencement of offering on March 1, 2000.
(c) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.36% (Class A), 2.11% (Class B), and 2.11% (Class C) for 2000 and 1.39% (Class A), 2.18% (Class B), and 2.18%
    (Class C) for 2001. For the fiscal year ended December 31, 1999, 2002 and 2003, the effect of the custodian fee credits was minimal.
(d) The Fund incurred dividend expense on securities sold short for the year ended December 31, 2003. If the dividend expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.43% (Class A), 2.18% (Class B), and 2.18% (Class C), respectively.
(e) Annualized.

                 See accompanying notes to financial statements.

THE GABELLI VALUE FUND INC.
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
To The Board of Directors and Shareholders of
The Gabelli Value Fund Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Gabelli Value Fund Inc. (the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
February 20, 2004

THE GABELLI VALUE FUND INC.
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Gabelli Value Fund Inc. Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Value Fund at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF       NUMBER OF
NAME, POSITION(S)      OFFICE AND    FUNDS IN FUND
    ADDRESS 1           LENGTH OF   COMPLEX OVERSEEN      PRINCIPAL OCCUPATION(S)                       OTHER DIRECTORSHIPS
    AND AGE           TIME SERVED 2    BY DIRECTOR        DURING PAST FIVE YEARS                        HELD BY DIRECTOR
----------------      ------------- ----------------      ----------------------                        --------------------
INTERESTED DIRECTORS 3:
----------------------
MARIO J. GABELLI        Since 1989      24            Chairman of the Board and Chief Executive         Director of Morgan Group
Director, President                                   Officer of Gabelli Asset Management Inc. and      Holdings, Inc. (holding
and Chief Investment                                  Chief Investment Officer of Gabelli Funds, LLC    company); Vice Chairman of
Officer                                               and GAMCO Investors, Inc.; Vice Chairman          Lynch Corporation
Age: 61                                               and Chief Executive Officer of Lynch Interactive  (diversified manufacturing)
                                                      Corporation (multimedia and services)

KARL OTTO POHL          Since 1992      33            Member of the Shareholder Committee of Sal        Director of Gabelli Asset
Director                                              Oppenheim Jr. & Cie (private investment           Management Inc. (investment
Age: 74                                               bank); Former President of the Deutsche           management); Chairman,
                                                      Bundesbank and Chairman of its Central            Incentive Capital and
                                                      Bank Council (1980-1991)                          Incentive Asset Management
                                                                                                        (Zurich);  Director at Sal
                                                                                                        Oppenheim Jr. & Cie, Zurich
NON-INTERESTED DIRECTORS:
------------------------
ANTHONY J. COLAVITA     Since 1989      35            President and Attorney at Law in the law firm                   --
Director                                              of Anthony J. Colavita, P.C.
Age: 68

ROBERT J. MORRISSEY     Since 1989      10            Partner in the law firm of Morrissey,                           --
Director                                              Hawkins & Lynch
Age: 64

ANTHONY R. PUSTORINO    Since 1989      17            Certified Public Accountant; Professor            Director of Lynch
Director                                              Emeritus, Pace University                         Corporation (diversified
Age: 78                                                                                                 manufacturing)

WERNER J. ROEDER, MD    Since 2001      26            Vice President/Medical Affairs of Lawrence                      --
Director                                              Hospital Center and practicing private physician
Age: 63

OFFICERS:
--------
BRUCE N. ALPERT         Since 2003      --            Executive Vice President and Chief Operating                    --
President                                             Officer of Gabelli Funds, LLC since 1988 and
Age: 52                                               an officer of all mutual funds advised by Gabelli
                                                      Funds, LLC and its affiliates. Director and
                                                      President of Gabelli Advisers, Inc.

JAMES E. MCKEE          Since 1995      --            Vice President, General Counsel and Secretary                   --
Secretary                                             of Gabelli Asset Management Inc. since 1999
Age: 40                                               and GAMCO Investors, Inc. since 1993; Secretary
                                                      of all mutual funds advised by Gabelli Advisers,
                                                      Inc. and Gabelli Funds, LLC


--------------------------------------------------------------------------------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
  2 Each Director will hold office for an indefinite  term until the earliest of
    (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's By-Laws and Declaration of Trust.
  3 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------
     WHO ARE WE?
     The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.
     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                           THE GABELLI VALUE FUND INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

               BOARD OF DIRECTORS
Mario J. Gabelli, CFA           Karl Otto Pohl
CHAIRMAN AND CHIEF              FORMER PRESIDENT
INVESTMENT OFFICER              DEUTSCHE BUNDESBANK
GABELLI ASSET MANAGEMENT INC.

Anthony J. Colavita             Anthony R. Pustorino
ATTORNEY-AT-LAW                 CERTIFIED PUBLIC ACCOUNTANT
ANTHONY J. COLAVITA, P.C.       PROFESSOR EMERITUS
                                PACE UNIVERSITY

Robert J. Morrissey             Werner J. Roeder, MD
ATTORNEY-AT-LAW                 VICE PRESIDENT/MEDICAL AFFAIRS
MORRISSEY, HAWKINS & LYNCH      LAWRENCE HOSPITAL CENTER

                    OFFICERS
Bruce N. Alpert                 James E. McKee
PRESIDENT                       SECRETARY

                   CUSTODIAN
     Boston Safe Deposit and Trust Company

 TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
      State Street Bank and Trust Company

                LEGAL COUNSEL
           Willkie Farr & Gallagher

                 DISTRIBUTOR
           Gabelli & Company, Inc.


[GRAPHIC OMITTED]

MARIO GABELLI PHOTO

THE
GABELLI
VALUE
FUND
INC.

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Value Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB409Q403SR


                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2003

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b)     No response required.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by this Item 3.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $38,000 in 2003 and $76,030 in 2002.

     (b) AUDIT-RELATED FEES: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2003 and $0 in 2002.

     (c) TAX FEES: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,350 in 2003 and $2,250 in 2002.

             Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

     (d) ALL OTHER FEES: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2003 and $0 for 2002.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving
             (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to Gabelli and any affiliate of Gabelli that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or the Chairperson prior to the completion of the audit.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

         (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

         (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 in 2003 and $0 in 2002.

          (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not yet applicable.



ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached hereto.

     (a)(3)  Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Value Fund Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                          ------------------------------------------------------
                          Bruce N. Alpert, Principal Executive Officer


Date                      March 9, 2004
                          ------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Bruce N. Alpert
                          ------------------------------------------------------
                          Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer


Date                      March 9, 2004
                          ------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.